Exhibit 99.2

3097 Satellite Blvd., Ste. 230, Duluth, GA 30096

770.497.9100

May 21, 2026

Tricon 2026-SFR2 Trust

c/o Home Partners Holdings LLC

7 St. Thomas Street, Suite 801

Toronto, Ontario M5S 2B7, Canada

RE: Tricon 2026-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Home Partners Holdings LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Page | 1

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 491 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

Page | 4

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

Mainstay National Title LLC
By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Page | 5

Schedule I
Client Code	Address	HOA Status
81017228	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005105	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011893	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015915	XXXXXXXX	APPARENT NON-HOA PROPERTY
81019192	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021462	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024887	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006119	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001646	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021199	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024746	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006700	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003597	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004859	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015570	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002806	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013883	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008412	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008792	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023803	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005828	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001605	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017207	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001360	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012866	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008949	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004045	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005021	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024538	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003129	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021036	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001449	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003576	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005320	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006428	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012554	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018228	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007002	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010274	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027837	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 6

81017761	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008208	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024425	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001611	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016043	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021764	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022122	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022759	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027556	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002552	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013146	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015462	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017507	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020069	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004851	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006282	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013202	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020875	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001155	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002191	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002551	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002676	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002803	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004084	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005374	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006251	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006813	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007111	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007334	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008046	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009355	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010595	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011297	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014833	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016321	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016866	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017029	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017610	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017866	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018052	XXXXXXXX	APPARENT NON-HOA PROPERTY
81019491	XXXXXXXX	APPARENT NON-HOA PROPERTY
81019684	XXXXXXXX	APPARENT NON-HOA PROPERTY
81019688	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 7

81019787	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020232	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020289	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021217	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021223	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021962	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022285	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022736	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023065	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023371	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023689	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023712	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023759	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025499	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026124	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027065	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027396	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001665	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001792	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004377	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010244	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011769	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012879	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021384	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024968	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027822	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016758	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028074	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003739	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002766	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007729	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028599	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003137	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010418	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020226	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022894	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001823	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002554	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010986	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014663	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009046	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013827	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016341	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 8

81027036	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001212	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022040	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012419	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014920	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027504	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017298	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026674	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003675	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021135	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023726	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025758	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027318	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027327	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026415	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010073	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011585	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008813	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018053	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008492	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012006	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016492	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018547	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020724	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025886	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024179	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005721	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016510	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023300	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014991	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027356	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006659	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014423	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001580	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013063	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022010	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012182	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005596	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006181	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026692	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010245	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011375	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015639	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 9

81020356	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021288	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002150	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004876	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006479	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012875	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017430	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022675	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025134	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027224	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003992	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013940	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018417	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021301	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025481	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014578	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016109	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016548	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003439	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010618	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015369	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016365	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024946	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025149	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015090	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025297	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025716	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006534	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011509	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028540	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003230	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008017	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027536	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012835	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022532	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005283	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005566	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007849	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021019	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013061	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014599	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016203	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027533	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 10

81010753	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020377	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018702	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001415	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007760	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009715	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013963	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026513	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003047	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018005	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020520	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002754	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012048	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023346	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004119	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016463	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006902	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028155	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015189	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003538	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020648	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014848	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015374	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027747	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007962	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021898	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011100	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010941	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024626	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027506	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024150	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003614	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026139	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021646	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020082	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027027	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004491	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008791	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018920	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027428	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005427	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020086	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013185	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 11

81021612	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006430	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027624	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007642	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009921	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001872	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015685	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008507	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010401	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002386	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004690	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008265	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010341	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020216	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028281	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007329	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016462	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012626	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012151	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011427	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013032	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015629	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027063	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014514	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005632	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008534	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016615	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003560	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006836	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010198	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020726	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023050	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026751	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020616	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011237	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006398	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015964	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026553	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016924	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022055	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003748	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016270	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018369	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 12

81006153	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009424	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020274	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020322	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026725	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021688	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006090	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006224	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024258	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001795	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010405	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020925	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001880	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021224	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007460	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007940	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008618	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022566	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004638	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012608	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027540	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017026	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007794	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015198	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016119	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010563	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014381	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020075	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004802	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021867	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010827	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025250	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015030	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006220	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004527	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002209	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002636	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008200	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008848	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003617	XXXXXXXX	APPARENT NON-HOA PROPERTY
81019472	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004442	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013712	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 13

81015733	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003024	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011091	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004530	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022401	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015765	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002799	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028472	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010867	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014324	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015291	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004121	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024957	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012778	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017321	XXXXXXXX	APPARENT NON-HOA PROPERTY
81019254	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022575	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028289	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001434	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014123	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003173	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013920	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028444	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004621	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026177	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007712	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021608	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007635	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024544	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013607	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009101	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008411	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023148	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006235	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015718	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013320	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017402	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009553	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008932	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020581	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011931	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011103	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021020	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 14

81002048	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002257	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004984	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009118	XXXXXXXX	APPARENT NON-HOA PROPERTY
81019931	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025249	XXXXXXXX	APPARENT NON-HOA PROPERTY
81016535	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005130	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027459	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024236	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022016	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022567	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022796	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028139	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013337	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006535	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021009	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009498	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004576	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012073	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013755	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022794	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001141	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002937	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005791	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008122	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010696	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013176	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013477	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013486	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014064	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017429	XXXXXXXX	APPARENT NON-HOA PROPERTY
81017521	XXXXXXXX	APPARENT NON-HOA PROPERTY
81019040	XXXXXXXX	APPARENT NON-HOA PROPERTY
81019657	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020139	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025295	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025725	XXXXXXXX	APPARENT NON-HOA PROPERTY
81025907	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026670	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027424	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002582	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018196	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 15

81002719	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002147	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005147	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015265	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003215	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013671	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010754	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012115	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004063	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013563	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022878	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015586	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003193	XXXXXXXX	APPARENT NON-HOA PROPERTY
81008793	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006272	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006971	XXXXXXXX	APPARENT NON-HOA PROPERTY
81010623	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011377	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011989	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012814	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022978	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023922	XXXXXXXX	APPARENT NON-HOA PROPERTY
81026927	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027151	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028174	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028312	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028492	XXXXXXXX	APPARENT NON-HOA PROPERTY
81013016	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007881	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022917	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015186	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001343	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012581	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005837	XXXXXXXX	APPARENT NON-HOA PROPERTY
81028278	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009896	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015723	XXXXXXXX	APPARENT NON-HOA PROPERTY
81018970	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024190	XXXXXXXX	APPARENT NON-HOA PROPERTY
81006923	XXXXXXXX	APPARENT NON-HOA PROPERTY
81021722	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022074	XXXXXXXX	APPARENT NON-HOA PROPERTY
81003792	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 16

81009031	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009435	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012878	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005496	XXXXXXXX	APPARENT NON-HOA PROPERTY
81007768	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011559	XXXXXXXX	APPARENT NON-HOA PROPERTY
81011762	XXXXXXXX	APPARENT NON-HOA PROPERTY
81001282	XXXXXXXX	APPARENT NON-HOA PROPERTY
81009643	XXXXXXXX	APPARENT NON-HOA PROPERTY
81012035	XXXXXXXX	APPARENT NON-HOA PROPERTY
81014137	XXXXXXXX	APPARENT NON-HOA PROPERTY
81024533	XXXXXXXX	APPARENT NON-HOA PROPERTY
81002243	XXXXXXXX	APPARENT NON-HOA PROPERTY
81004657	XXXXXXXX	APPARENT NON-HOA PROPERTY
81005041	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020723	XXXXXXXX	APPARENT NON-HOA PROPERTY
81022949	XXXXXXXX	APPARENT NON-HOA PROPERTY
81027861	XXXXXXXX	APPARENT NON-HOA PROPERTY
81015906	XXXXXXXX	APPARENT NON-HOA PROPERTY
81020854	XXXXXXXX	APPARENT NON-HOA PROPERTY
81023372	XXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 17